Acquisition Activities (Notes)	12 Months Ended
Dec. 31, 2013
Acquisition Activities [Abstract]
Business Combination Disclosure [Text Block]
4.  Acquisition Activities
Acquisition of Business Property Lending, Inc. - On October 1, 2012, EB, a wholly owned subsidiary of the Company, acquired 100% of the outstanding common shares of Business Property Lending, Inc. (BPL), a wholly owned subsidiary of General Electric Capital Corporation for cash consideration of $2,401,398. The acquisition provided the Company with an established operating platform for expanding its capacity to originate commercial real estate loans to small and mid-size business clients nationwide. The transaction was accounted for using the acquisition method with the consideration paid allocated to all identifiable assets and liabilities acquired.
Under the acquisition method of accounting, the measurement period for a transaction is to extend for a period necessary to obtain all available information to facilitate a complete and accurate recording of the transaction as of the acquisition date. This period, however, may not extend beyond a period of one year from the date of acquisition. In the event information not available at the time of acquisition is obtained during the measurement period that would affect the recording of the transaction, any applicable adjustments are to be performed retrospectively adjusting the initial recording of the acquisition.
The fair value of assets acquired included financing receivables for commercial real estate with a fair value of $2,337,123 that was comprised of both loans accounted for under ASC 310-20, Receivables, Nonrefundable Fees and Other Costs, as well as loans accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. Subsequent to the initial recording of the transaction, additional reviews into the ASC 310-20 population identified that evidence of deteriorated credit quality existed for some of these loans at the date of acquisition based on information not previously available. Upon review of the impact of this updated information to the overall fair value of the acquired loans, it was determined that no retrospective adjustment of the fair value was necessary. Therefore, a prospective adjustment was performed as of June 30, 2013 to include these loans in the ASC 310-30 population.
The following table presents a bridge from the unpaid principal balance (UPB), or contractual net investment, to carrying value for the acquired financing receivables by method of accounting as presented initially at the acquisition date, as well as, based on the updated loan stratification:

	As Initially Recorded		As Updated
	ASC 310-20	ASC 310-30	ASC 310-20	ASC 310-30
Unpaid principal balance at acquisition	$2,229,822	$89,993	$2,174,738	$145,077
Plus: contractual interest due or unearned income	1,176,442	62,517	1,143,748	95,211
Contractual cash flows due	3,406,264	152,510	3,318,486	240,288
Less: cash flows not expected to be collected (1)	518,949	42,387	499,602	61,734
Expected cash flows	2,887,315	110,123	2,818,884	178,554
Less: accretable yield	629,788	30,527	617,297	43,018
Carrying value at acquisition	$2,257,527	$79,596	$2,201,587	$135,536

(1)	Cash flows not expected to be collected includes the effects of both credit losses as well as modeled prepayment assumptions.
Pro Forma Results (unaudited)
The unaudited pro forma consolidated combined statements of income included below are intended to provide information about the continuing impact of the BPL acquisition on the Company by showing how the acquisition might have affected historical financial statements had the acquisition occurred on January 1, 2011. Included in the statements presented below are adjustments to the combined historical financial statements for BPL and the Company to include the effects of the amortization of purchase accounting fair value adjustments, adjustments related to the transaction that are expected to have an ongoing impact on the results of operations and elimination of material nonrecurring charges associated with the transaction.
Selected unaudited pro forma results of operations for the years ended December 31, 2012 and 2011, assuming the BPL acquisition had occurred as of January 1, 2011, are as follows:

	2012	2011
Net interest income after provision for loan and lease losses	$550,524	$494,087
Noninterest income	383,137	242,237
Net income	111,624	95,169
Net income attributable to common shareholders	100,900	83,951
Pro forma earnings per common share, basic	$0.95	$1.01
Pro forma earnings per common share, diluted	0.93	0.98

Pro Forma Adjustments
Net interest income after provision for loan and lease losses was increased by $58,439 and $68,376 for the years ended December 31, 2012 and 2011 due to a reduction of interest expense as a result of the change in debt structure of the business upon acquisition, partially offset by the amortization of premiums recorded in purchase accounting and the recording of future expected provision expense due to the elimination of the allowance for loan losses in purchase accounting.
Noninterest income was reduced by $2,605 and $6,240 for the years ended December 31, 2012 and 2011 to reflect the amortization of the commercial mortgage servicing rights recognized at acquisition. The amounts were determined by amortizing the fair value recorded at acquisition in proportion to and over the estimated life of the projected net servicing revenue including estimating the timing of prepayments and without any anticipated impairment of the related servicing rights.
Net income was decreased by $525 and $700 for the years ended December 31, 2012 and 2011 to reflect the amortization of the intangible assets recognized at acquisition. For the years ended December 31, 2012, this decrease was offset by the elimination of $4,334 of transaction costs incurred. Net income also decreased by $20,237 and $22,852 for the years ended December 31, 2012 and 2011 to reflect the tax effects of the pro forma adjustments using a statutory tax rate of 35%.